Document and Entity Information	0 Months Ended
Mar. 06, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 06, 2015
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Mar. 06, 2015
Document Effective Date	Mar. 06, 2015
Prospectus Date	Mar. 01, 2015
Class A and C Prospectus | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class A
Risk/Return:
Trading Symbol	AOFAX
Class A and C Prospectus | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class C
Risk/Return:
Trading Symbol	AOFCX
Class I Prospectus | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class I
Risk/Return:
Trading Symbol	AOFIX
Class Z Prospectus | Alger Growth Opportunities Fund | Alger Growth Opportunities Fund Class Z
Risk/Return:
Trading Symbol	AGOZX